Fair Value measurements - Summary Of Assets And Liabilities That Were Measured At Fair Value On A Recurring Basis (Detail) - Fair Value, Recurring [Member] - Warrant [Member] $ in Thousands	Jun. 30, 2022 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measured	$ 12,340
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measured	12,019
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measured	321
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measured	0
Common stock Public warrant liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measured	12,019
Common stock Public warrant liabilities [Member] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measured	12,019
Common stock Private warrant liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measured	321
Common stock Private warrant liabilities [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measured	$ 321